Consolidated income statements (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest income	R$ 2,802,658	R$ 1,435,428	R$ 942,808
Interest expenses	(1,972,850)	(543,242)	(184,335)
Net interest income	829,808	892,186	758,473
Revenues from services and commissions	968,039	542,569	257,145
Expenses from services and commissions	(129,233)	(100,297)	(71,611)
Net result from services and commissions	838,806	442,272	185,534
Income from securities	1,471,737	745,613	12,060
Net gains / (losses) from derivatives	33,884	(48,330)	(54,418)
Other revenues	388,462	190,082	109,882
Net revenues	3,562,697	2,221,823	1,011,531
Other income	0	0	109,216
Impairment losses on financial assets	(1,083,237)	(595,581)	(213,688)
Personnel expenses	(733,605)	(443,328)	(229,096)
Depreciation and amortization	(163,972)	(94,251)	(43,659)
Other administrative expenses	(1,743,072)	(1,310,961)	(641,327)
Income before taxes and interests in associates	(161,189)	(222,298)	(7,023)
Income from equity interests in associates	(17,384)	(8,764)	0
Profit / (loss) before income tax	(178,573)	(231,062)	(7,023)
Current income tax and social contribution	(106,625)	(52,441)	(13,166)
Deferred tax expense (income) recognised in profit or loss	271,119	228,434	50,875
Income tax benefit	164,494	175,993	37,709
Profit / (loss) for the year	(14,079)	(55,068)	30,686
Owners of the Company	(11,090)	(72,665)	17,911
Non-controlling interest	R$ (2,989)	R$ 17,597	R$ 12,775
Basic earnings (loss) per share	R$ (0.0276)	R$ (0.0143)	R$ 0.0043
Diluted earnings (loss) per share	R$ (0.0276)	R$ (0.0143)	R$ 0.0043